DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Description of Business
Quantum Corporation, together with its consolidated subsidiaries (“Quantum” or the “Company”), stores and manages digital video and other forms of unstructured data, providing streaming performance for video and rich media applications, along with low-cost, long-term storage systems for data protection and archiving. The Company helps customers around the world capture, create and share digital data and preserve and protect it for decades. The Company’s software-defined, hyperconverged storage solutions span from non-volatile memory express (“NVMe”), to solid state drives (“SSD”), hard disk drives, (“HDD”), tape and the cloud and are tied together leveraging a single namespace view of the entire data environment. The Company works closely with a broad network of distributors, value-added resellers (“VARs”), direct marketing resellers (“DMRs”), original equipment manufacturers (“OEMs”) and other suppliers to meet customers’ evolving needs.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. All intercompany balances and transactions have been eliminated. Certain information and footnote disclosures normally included in annual financial statements have been condensed or omitted. The Company believes the disclosures made are adequate to prevent the information presented from being misleading. However, the accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included within the Annual Report.
The unaudited condensed consolidated interim financial statements reflect all adjustments, consisting only of normal and recurring items, necessary to present fairly our financial position as of September 30, 2024, the results of operations and comprehensive loss, statements of cash flows, and changes in stockholders’ deficit for the three and six months ended September 30, 2024 and 2023. Interim results are not necessarily indicative of full year performance because of the impact of seasonal and short-term variations.
Reverse Stock Split
On August 15, 2024, the Company's shareholders approved an amendment to the Company's Amended and Restated Certificate of Incorporation to effect a reverse stock split of the issued shares of the Company’s common stock, par value $0.01 per share (“Common Stock”), at a ratio ranging from 1 share-for-5 shares up to a ratio of 1-for-20 shares, with the exact ratio, if any, to be selected by the board of directors (the “Board”) and set forth in a public announcement. On August 15, 2024, the Board approved a 1-for-20 reverse stock split (the “Reverse Stock Split”) of the Common Stock. The Reverse Stock Split became effective as of August 26, 2024 at 4:01 p.m., Eastern Time (the “Effective Time”). At the Effective Time, every twenty issued shares of Common Stock were automatically reclassified into one issued share of Common Stock, with any fractional shares resulting from the Reverse Stock Split rounded up to the nearest whole share. The number of outstanding shares of common stock was reduced from approximately 95.9 million shares to approximately 4.8 million shares.
All share and per share amounts for Common Stock in these condensed consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.
Going Concern
These consolidated financial statements have been prepared in accordance with GAAP assuming the Company will continue as a going concern. In the Annual Report, it was stated that the Company believed it was probable that it would be in violation of the net leverage covenant at the next testing date which was July 2024. With the signing of the August 2024 Amendments, this testing requirement has been waived and the Company is currently in compliance with all covenants. Further, the August 2024 Amendments provide the Company with revised covenants and additional liquidity such that the Company believes that it will continue as a going concern and the substantial doubt no longer exists. See Note 4: Debt for further details.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Actual results could differ from these estimates and assumptions due to risks and uncertainties. Such estimates include, but are not limited to, the determination of standalone selling price for revenue arrangements with multiple performance obligations, inventory adjustments, useful lives of intangible assets and property and equipment, stock-based compensation, fair value of warrants, and provision for income taxes including related reserves. Management bases its estimates on historical experience and on various other assumptions which management believes to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.
Restricted Cash
Restricted cash is comprised of bank guarantees and similar required minimum balances that serve as cash collateral in connection with various items including insurance requirements, value added taxes, ongoing tax audits and leases in certain countries.
DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Description of Business
Quantum Corporation, together with its consolidated subsidiaries (“Quantum” or the “Company”), stores and manages digital video and other forms of unstructured data, providing streaming performance for video and rich media applications, along with low-cost, long-term storage systems for data protection and archiving. The Company helps customers around the world capture, create and share digital data and preserve and protect it for decades. The Company’s software-defined, hyperconverged storage solutions span from non-violate memory express (“NVMe”), to solid state drives, (“SSD”), hard disk drives, (“HDD”), tape and the cloud and are tied together leveraging a single namespace view of the entire data environment. The Company works closely with a broad network of distributors, value-added resellers (“VARs”), direct marketing resellers (“DMRs”), original equipment manufacturers (“OEMs”) and other suppliers to meet customers’ evolving needs.
Basis of Presentation
The consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). All intercompany balances and transactions have been eliminated. The Company reviews subsidiaries and affiliates, as well as other entities, to determine if they should be considered variable interest entities (“VIE”), and whether it should change the consolidation determinations based on changes in their characteristics. The Company considers an entity a VIE if its equity investors own an interest therein that lacks the characteristics of a controlling financial interest or if such investors do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or if the entity is structured with non-substantive voting interests. To determine whether or not the entity is consolidated with the Company’s results, the Company also evaluates which interests are variable interests in the VIE and which party is the primary beneficiary of the VIE.
Reverse Stock Split
On August 15, 2024, the Company's shareholders approved an amendment to the Company's Amended and Restated Certificate of Incorporation to effect a reverse stock split of the issued shares of the Company’s common stock, par value $0.01 per share (“Common Stock”), at a ratio ranging from 1 share-for-5 shares up to a ratio of 1-for-20 shares, with the exact ratio, if any, to be selected by the board of directors (the “Board”) and set forth in a public announcement. On August 15, 2024, the Board approved a 1-for-20 reverse stock split (the “Reverse Stock Split”) of the Common Stock. The Reverse Stock Split became effective as of August 26, 2024 at 4:01 p.m., Eastern Time (the “Effective Time”). At the Effective Time, every twenty issued shares of Common Stock were automatically reclassified into one issued share of Common Stock, with any fractional shares resulting from the Reverse Stock Split rounded up to the nearest whole share. The number of outstanding shares of common stock was reduced from approximately 95.9 million shares to approximately 4.8 million shares.
All share and per share amounts for Common Stock in these consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the Reverse Stock Split.
Going Concern
These consolidated financial statements have been prepared in accordance with GAAP assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.
The Company was in violation of its March 31, 2024 net leverage covenant and received a waiver from its lenders in May 2024 (See Note 13: Subsequent Events for additional information) which provides forbearance from the lenders exercising their rights to immediately call the loans until the next net leverage covenant testing date in July 2024. However, the Company believes it is probable that it will be in violation of the net leverage covenant at the next testing date. If the Company is unable to obtain additional waivers, the Term Debt and PNC Credit Facility will become immediately due, and additional liquidity will be required to satisfy the obligations. Due to the fact that a violation of the debt covenants results in the debt becoming currently payable, the long-term portion of the Term Debt and PNC Credit Facility have been classified as a current liability in the accompanying consolidated balance sheet as of March 31, 2024. See Note 5: Debt for additional information related to the Company’s debt agreements.
The Company is currently working to obtain additional covenant waivers or refinance the existing Term Debt and PNC Credit Facility. Additionally, the Company is evaluating strategies to obtain the additional funding, including potential asset sales. In the event the Company is unable to obtain an extension of the waiver additional funding will be required to pay the amount due on the revolver and term loan. However, the Company may be unable to obtain an extension of the waiver, or obtain additional funding. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all.
The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern. Our credit facilities are collateralized by a pledge of all our assets.
Restatement of Previously Issued Consolidated Financial Statements
During the year ended March 31, 2024, the Company identified multiple prior period misstatements. In accordance with Staff Accounting Bulletins No. 99 (“SAB No. 99”) Topic 1.M, “Materiality” and SAB No. 99 Topic 1.N “Considering the Effects of Misstatements when Quantifying Misstatements in the Current Year Financial Statements,” the Company assessed the materiality of these errors to its previously issued consolidated financial statements. Based upon the Company’s evaluation of both quantitative and qualitative factors, the Company concluded the errors were material to the Company’s previously issued consolidated financial statements for the fiscal years ended March 31, 2023 and 2022. Accordingly, the Company has restated the accompanying fiscal years ended March 31, 2023 and 2022 Consolidated Financial Statements for the fiscal years ended March 31, 2023 and 2022. See Note 14: Restatement of Previously Issued Financial Statements.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Actual results could differ from these estimates and assumptions due to risks and uncertainties. Such estimates include, but are not limited to, the determination of standalone selling price for revenue arrangements with multiple performance obligations, inventory adjustments, useful lives of intangible assets and property and equipment, stock-based compensation, fair value of warrants, and provision for income taxes including related reserves. Management bases its estimates on historical experience and on various other assumptions which management believes to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.
Cash and Cash Equivalents
The Company has cash deposits and cash equivalents deposited in or managed by major financial institutions. Cash equivalents include all highly liquid investment instruments with an original maturity of three months or less and consist primarily of money market accounts. At times the related amounts are in excess of amounts insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses with these financial institutions and does not believe such balances are exposed to significant credit risk.
Restricted Cash
Restricted cash is comprised of bank guarantees and similar required minimum balances that serve as cash collateral in connection with various items including insurance requirements, value added taxes, ongoing tax audits and leases in certain countries.
Accounts Receivable and Allowance for Credit Losses
Accounts receivable are recorded at the invoiced amount, and stated at realizable value, net of an allowance for credit losses. The Company maintains an allowance for credit losses for estimated losses based on historical experience and expected collectability of outstanding accounts receivable. The Company performs ongoing credit evaluations of its customers’ financial condition, and for the majority of its customers require no collateral. For customers that do not meet the Company’s credit standards, the Company may require a form of collateral, such as cash deposits or letters of credit, prior to the completion of a transaction. These credit evaluations require significant judgment and are based on multiple sources of information. The Company analyzes such factors as its historical bad debt experience, industry and geographic concentrations of credit risk, current economic trends and changes in customer payment terms. The Company will write-off customer balances in full to the reserve when it has determined that the balance is not recoverable. Changes in the allowance for credit losses are recorded in general and administrative expenses.
Fair Value of Financial Instruments
The carrying value of our financial instruments, excluding debt and warrants, approximates fair value.
Manufacturing Inventories
Manufacturing inventory is recorded at the lower of cost or net realizable value, with cost being determined on a first-in, first-out (“FIFO”) basis. Costs include material, direct labor, and an allocation of overhead in the case of work in process. Adjustments to reduce the cost of manufacturing inventory to its net realizable value, if required, are made for estimated excess, obsolete or impaired balances. Factors influencing these adjustments include declines in demand, rapid technological changes, product life cycle and development plans, component cost trends, product pricing, physical deterioration and quality issues. Revisions to these adjustments would be required if these factors differ from the Company’s estimates.
Service Parts Inventories
Service parts inventories are recorded at the lower of cost or net realizable value, with cost being determined on a FIFO basis. The Company carries service parts because it generally provides product warranty for one to three years and earns revenue by providing enhanced and extended warranty and repair services during and beyond this warranty period. Service parts inventories consist of both component parts, which are primarily used to repair defective units, and finished units, which are provided for customer use permanently or on a temporary basis while the defective unit is being repaired. The Company records adjustments to reduce the carrying value of service parts inventory to its net realizable value and disposes of parts with no use and a net realizable value of zero. Factors influencing these adjustments include product life cycles, end of service life plans and volume of enhanced or extended warranty service contracts. Estimates of net realizable value involve significant estimates and judgments about the future, and revisions would be required if these factors differ from the Company’s estimates.
Property and Equipment
Property and equipment are carried at cost, less accumulated depreciation and amortization, computed on a straight-line basis over the estimated useful lives of the assets as follows:

Machinery and equipment	3 to 5 years
Computer equipment	3 to 5 years
Other software	3 years
Furniture and fixtures	5 years
Other office equipment	5 years
Leasehold improvements	Shorter of useful life or life of lease
When assets are retired or otherwise disposed of, the related costs and accumulated depreciation are removed from the balance sheet and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive income (loss) in the period realized.
The Company evaluates the recoverability of the carrying amount of its property and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be fully recoverable.
A potential impairment charge is evaluated when the undiscounted expected cash flows derived from an asset group are less than its carrying amount. Impairment losses, if applicable, are measured as the amount by which the carrying value of an asset group exceeds its fair value and are recognized in operating results. Judgment is used when applying these impairment rules to determine the timing of impairment testing, the undiscounted cash flows used to assess impairments and the fair value of the asset group.
In fiscal 2022, we entered into a new lease in Centennial, Colorado and we incurred material leasehold improvements which are being amortized over the term of the lease. At the time of inception, this term was 15.5 years and as at March 31, 2024 there are 13.4 years remaining.
Business Combinations
The Company allocates the purchase price to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over the fair values of the assets acquired and liabilities assumed is recorded as goodwill. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the estimated fair value of the assets acquired and liabilities assumed, with the corresponding offset to goodwill. The results of operations of an acquired business are included in its consolidated financial statements from the date of acquisition. Acquisition-related expenses are expensed as incurred.
Goodwill
Goodwill represents the excess of the purchase price consideration over the estimated fair value of the tangible and intangible assets acquired and liabilities assumed in a business combination. Goodwill is evaluated for impairment annually in the third quarter of the Company's fiscal year as a single reporting unit, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. The Company may elect to qualitatively assess whether it is more likely than not that the fair value of its reporting unit is less than its carrying value. If the Company opts not to qualitatively assess, a quantitative goodwill impairment test is performed. The quantitative test compares its reporting unit's carrying amount, including goodwill, to its fair value calculated based on its enterprise value. If the carrying amount exceeds its fair value, an impairment loss is recognized for the excess. The Company did not recognize any impairment of goodwill in any of the periods presented in the consolidated financial statements.
Purchased Intangible Assets
Purchased intangible assets with finite lives are stated at cost, net of accumulated amortization. The Company amortizes its intangible assets on a straight-line basis over an estimated useful life of two to four years.
Impairment of Long-Lived Assets
The Company reviews its long-lived assets, including property and equipment and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The Company measures the recoverability of these assets by comparing the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If the total of the future undiscounted cash flows is less than the carrying amount of an asset, the Company records an impairment charge for the amount by which the carrying amount of the asset exceeds its fair market value.
Operating Leases
The Company determines if an arrangement contains a lease at inception. Lease liabilities are recognized at the present value of the future lease payments at commencement date. The interest rate implicit in the Company's operating leases are not readily determinable, and therefore an incremental borrowing rate is estimated to determine the present value of future payments. The estimated incremental borrowing rate factors in a hypothetical interest rate on a collateralized basis with similar terms, payments, and economic environments. The operating lease right-of-use ("ROU") asset is determined based on the lease liability initially established and reduced for any prepaid lease payments and any lease incentives. The Company accounts for the lease and non-lease components of operating lease contract consideration as a single lease component.
Certain of the operating lease agreements contain rent concession, rent escalation, and option to renew provisions. Rent concession and rent escalation provisions are considered in determining the lease cost. Lease cost is recognized on a straight-line basis over the lease term commencing on the date the Company has the right to use the leased property. The Company generally uses the base, non-cancelable, lease term when recognizing the lease assets and liabilities, unless it is reasonably certain that an extension or termination option will be exercised.
Certain operating leases require the Company to pay taxes, insurance, maintenance, and other operating expenses associated with the leased asset. Such amounts are not included in the measurement of the lease liability to the extent they are variable in nature. These variable lease costs are recognized as a variable lease expense when incurred.
In addition, certain operating lease agreements contain tenant improvement allowances from the Company's landlords. These allowances are accounted for as lease incentives and reduce its ROU asset and lease cost over the lease term.
For short-term leases which have a lease term less than twelve months and do not include an option to purchase the underlying asset that is reasonably certain to be exercised, the Company recognizes rent expense in the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term and record variable lease payments as incurred.
Revenue Recognition
The Company generates revenue from three main sources: (1) product, (2) service and subscription, and (3) royalties. Sales tax collected on sales is netted against government remittances and thus, recorded on a net basis. The Company's performance obligations are satisfied at a point in time or over time as stand ready obligations. The majority of revenue is recognized at a point in time when products are accepted or based upon shipping terms when control transfers.
Product Revenue
The Company's product revenue is comprised of multiple storage solution hardware and software offerings targeted towards consumer and enterprise customers. Revenue from product sales is recognized at the point in time when the customer takes control of the product. If there are significant post-delivery obligations, the related revenue is deferred until such obligations are fulfilled. Revenue from contracts with customer acceptance criteria are recognized upon end user acceptance.
Service and Subscription Revenue
Service and subscription revenue consists of four components: (a) post-contract customer support agreements, (b) software subscriptions, (c) installation, and (d) consulting & training.
Customers have the option to choose between different levels of hardware and software support. The Company's support plans include various stand-ready obligations such as technical assistance hot-lines, replacement parts maintenance, and remote monitoring that are delivered whenever called upon by its customers. Support plans provide additional services and assurance outside the scope of the Company's primary product warranties. Revenue from support plans is recognized ratably over the contractual term of the service contract as this aligns with delivery to the customer.
The Company also sells software subscriptions that include term licenses which are recognized as revenue when the license is delivered to the customer and related customer support which is recognized ratably over the service period.
The Company offers installation services on all its products. Customers can opt to either have Quantum or a Quantum-approved third-party service provider install its products. Installation services are typically completed within a short period of time and revenue from these services are recognized at the point when installation is complete.
A majority of the Company's consulting and training revenue does not take significant time to complete therefore these obligations are satisfied upon completion of such services at a point in time.
Royalty Revenue
The Company licenses certain intellectual property to third party manufacturers which gives the manufacturers rights to intellectual property including the right to either manufacture or include the intellectual property in their products for resale. Licensees pay the Company a per-unit royalty for sales of their products that incorporate its intellectual property. On a periodic and timely basis, the licensees provide the Company with reports containing units sold to end users subject to the royalties. The reports substantiate that the performance obligation has been satisfied therefore revenue is recognized based on the reports or when amounts can be reasonably estimated.
Deferred Revenue
Deferred revenue primarily consists of amounts that have been invoiced, which are typically with net 45-day payment terms, but have not yet been recognized as revenue and performance obligations pertaining to subscription services. The current portion of deferred revenue represents the amounts that are expected to be recognized as revenue within one year of the consolidated balance sheet dates.
Significant Judgments
The Company generally enters into contracts with customers to provide storage solutions to meet their individual needs. Most of the Company’s contracts contain multiple goods and services designed to meet each customer's unique storage needs. Contracts with multiple goods and services have multiple distinct performance obligations as the promise to transfer hardware, installation services, and support services are capable of being distinct and provide economic benefit to customers on their own.
Stand-alone selling price
For contracts with multiple performance obligations, the Company allocates the transaction price to each performance obligation based on the relative standalone selling price (“SSP”) of the good or service underlying each performance obligation. The SSP represents the amount for which the Company would sell the good or service to a customer on a standalone basis (i.e., not sold as a bundle with any other products or services). Where SSP may not be directly observable (e.g., the performance obligation is not sold separately), the Company maximized the use of observable inputs by using information including historical and current selling prices, internal discounting practices competitor information for similar customers and similar products/services, and other observable inputs.
Variable consideration
Product revenue includes multiple types of variable consideration, such as rebates, returns, or stock rotations. All contracts with variable consideration require payment upon satisfaction of the performance obligation typically with net 45-day payment terms. The Company does not include significant financing components in its contracts. The Company constrains estimates of variable consideration to amounts that are not expected to result in a significant revenue reversal in the future, primarily based on the expected value of consideration to be returned to the customer under the specific terms of the underlying programs.
The expected value method is used to estimate the consideration expected to be returned to the customer. The Company uses historical data and current trends to drive the estimates. The Company records a reduction to revenue to account for these programs. For inventory returns, the Company initially measures this asset at the carrying amount of the inventory, less any expected costs to recover the goods including potential decreases in the value of the returned goods.
Costs of Obtaining Contracts with Customers
The Company’s primary cost to obtain contracts is sales commissions earned by sales representatives. These costs are incremental and expected to be recovered indirectly through the margin inherent within the contract. A large portion of the Company’s contracts are completed within a one-year performance period, and for contracts with a specified term of one year or less, the Company has elected to apply a practical expedient available in Topic 340-40, which allows the Company to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the Company would otherwise have recognized is one year or less.
Sales commissions earned on contracts exceeding one year qualify for capitalization after application of the practical expedient. The duration of these contracts ranges from 1-7 years. Total capitalized costs were $2.7 million, $2.0 million and $1.1 million for fiscal 2024, 2023 and 2022, respectively. Total amortization of capitalized costs of obtaining revenue contracts were $0.9 million, $0.5 million and $0.1 million for fiscal 2024, 2023 and 2022, respectively. These costs are recognized straight line over the associated sales contract term.
Cost of Service and Subscription Revenue
The Company classifies expenses as service cost of revenue by estimating the portion of its total cost of revenue that relates to providing field support to its customers under contract. These estimates are based upon a variety of factors, including the nature of the support activity and the level of infrastructure required to support the activities from which it earns service and subscription revenue. In the event its service business changes, its estimates of cost of service and subscription revenue may be impacted.
Research and Development Costs
Expenditures relating to the development of new products and processes are expensed as incurred. These costs include expenditures for employee compensation, materials used in the development effort, other internal costs, as well as expenditures for third party professional services. The Company has determined that technological feasibility for its software products is reached shortly before the products are released to manufacturing. Costs incurred after technological feasibility is established have not been material. The Company expenses software-related research and development costs as incurred.
Internal-use Software Costs
The Company capitalizes costs incurred to implement software solely for its internal use, including (i) hosted applications used to deliver the Company's support services, and (ii) certain implementation costs incurred in a hosting arrangement that is a service contract when the preliminary project stage is complete, management with the relevant authority authorizes and commits to the funding of the software project, and it is probable the project will be completed and used to perform the intended function.
Software implementation costs are capitalized to either other current assets or other long-term assets on the Company's consolidated balance sheet and amortized over 10 years starting when the software is ready for its intended use. Software implementation costs capitalized were $5.0 million, $5.6 million and $3.1 million in fiscal 2024, 2023 and 2022, respectively. Related amortization expense for software implementation costs was $0.1 million, $0.1 million and $0.1 million during fiscal 2024, 2023 and 2022, respectively.
Advertising Expense
Advertising expense is recorded as incurred and was $2.5 million, $3.2 million, and $3.5 million in fiscal 2024, 2023 and 2022, respectively.
Shipping and Handling Fees
Shipping and handling fees are included in cost of revenue as incurred and were $9.7 million, $12.1 million, and $11.5 million in fiscal 2024, 2023 and 2022, respectively.
Restructuring Reserves
Restructuring reserves include charges related to the realignment and restructuring of the Company’s business operations. These charges represent judgments and estimates of the Company’s costs of severance, closure and consolidation of facilities and settlement of contractual obligations under its operating leases, including sublease rental rates, asset write-offs and other related costs. The Company reassesses the reserve requirements to complete each individual plan under the restructuring programs at the end of each reporting period. If these estimates change in the future or actual results differ from the Company’s estimates, additional charges may be required.
Foreign Currency Translation
The Company's international operations generally use their local currency as their functional currency. Assets and liabilities are translated at exchange rates in effect at the balance sheet date. Income and expense accounts are translated at the average monthly exchange rates during the year. Resulting translation adjustments are reported as a component of other comprehensive loss and recorded in accumulated other comprehensive loss in the accompanying consolidated balance sheets.
Warrant Accounting
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance ASC Topic 480, Distinguishing Liabilities from Equity (“Topic 480”) and ASC Topic 815, Derivatives and Hedging (“Topic 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to Topic 480, meet the definition of a liability pursuant to Topic 480, and whether the warrants meet all of the requirements for equity classification under Topic 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance or modification. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statement of operations.
Income Taxes
The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes, in which deferred tax asset and liabilities are recognized based on differences between the financial reporting carrying values of assets and liabilities and the tax basis of those assets and liabilities, measured at the enacted tax rates expected to apply to taxable income in the years in which those tax assets or liabilities are expected to be realized or settled.
A valuation allowance is provided if the Company believes it is more likely than not that all or some portion of the deferred tax asset will not be realized. An increase or decrease in the valuation allowance, if any, that results from a change in circumstances, and which causes a change in the Company’s judgment about the realizability of the related deferred tax asset, is included in the tax provision.
The Company assesses whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized in the consolidated financial statements from such a position is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances and changes in tax law. The Company recognizes penalties and tax-related interest expense as a component of income tax expense in the consolidated statements of operations.
Asset Retirement Obligations
The Company records an asset retirement obligation for the fair value of legal obligations associated with the retirement of tangible long-lived assets and a corresponding increase in the carrying amount of the related asset in the period in which the obligation is incurred. In periods subsequent to initial measurement, the Company recognizes changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. Over time, the liability is accreted to its present value and the capitalized cost is depreciated over the estimated useful life of the asset. The Company’s obligations relate primarily to certain legal obligations to remediate leased property on which certain assets are located.
Warranty Expense
The Company warranties its products against certain defects and the terms range from one to three years. The Company provides for the estimated costs of fulfilling its obligations under hardware warranties at the time the related revenue is recognized. The Company estimates the provision based on historical and projected product failure rates, historical and projected repair costs, and knowledge of specific product failures (if any). The Company regularly reassess its estimates to determine the adequacy of the recorded warranty liability and adjusts the provision, as necessary.
Debt Issuance Costs
Debt issuance costs for revolving credit agreements are capitalized and amortized over the term of the underlying agreements on a straight-line basis. Amortization of these debt issuance costs is included in interest expense while the unamortized debt issuance cost balance is included in other current assets or other assets. Debt issuance costs for the Term Loans are recorded as a reduction to the carrying amount and are amortized over their terms using the effective interest method. Amortization of these debt issuance costs is included in interest expense.
Stock-Based Compensation
The Company classifies stock-based awards granted in exchange for services as either equity awards or liability awards. The classification of an award as either an equity award or a liability award is generally based upon cash settlement options. Equity awards are measured based on the fair value of the award at the grant date. Liability awards are re-measured to fair value each reporting period. The Company recognizes stock-based compensation on a straight-line basis over the award’s requisite service period, which is generally the vesting period of the award, less actual forfeitures. No compensation expense is recognized for awards for which participants do not render the requisite services. For equity and liability awards earned based on performance or upon occurrence of a contingent event, when and if the awards will be earned is estimated. If an award is not considered probable of being earned, no amount of stock-based compensation is recognized. If the award is deemed probable of being earned, related compensation expense is recorded over the estimated service period. To the extent the estimate of awards considered probable of being earned changes, the amount of stock-based compensation recognized will also change.
Concentration of Credit Risk
The Company sells products to customers in a wide variety of industries on a worldwide basis. In countries or industries where the Company is exposed to material credit risk, the Company may require collateral, including cash deposits and letters of credit, prior to the completion of a transaction. The Company does not believe it has significant credit risk beyond that provided for in the consolidated financial statements in the ordinary course of business. During the fiscal year ended March 31, 2024, no customer represented 10% or more of the Company's total revenue. In fiscal 2023, one customer represented more than 10% of the Company's total revenue. In fiscal 2022, no customer represented 10% or more of the Company’s total revenue. One customer comprised approximately 23% of accounts receivable as of March 31, 2024. One customer comprised approximately 22% of accounts receivable as of March 31, 2023. One customer comprised approximately 21% of accounts receivable as of March 31, 2022.
If the Company is unable to obtain adequate quantities of the inventory needed to sell its products, the Company could face cost increases or delays or discontinuations in product shipments, which could have a material adverse effect on the Company’s results of operations. In many cases, the Company’s chosen vendor may be the sole source of supply for the products or parts they manufacture, or services they provide, for the Company. Some of the products the Company purchases from these sources are proprietary or complex in nature, and therefore cannot be readily or easily replaced by alternative sources.
Segment Reporting
The Company’s chief operating decision-maker is its Chief Executive Officer and Chief Financial Officer who make resource allocation decisions and assess performance based on financial information presented on a consolidated basis. There are no segment managers who are held accountable by the chief operating decision-maker, or anyone else, for operations, operating results, and planning for levels or components below the consolidated unit level. Accordingly, the Company has one reportable segment and operates in three geographic regions: (a) Americas; (b) Europe, Middle East, and Africa (“EMEA”); and (c) Asia Pacific (“APAC”).
The following table summarizes property and equipment, net by geographic region (in thousands):

	For the year ended March 31,
	2024	2023	2022
United States(1)	$11,759	$16,289	$12,506
International	269	266	347
Total	$12,028	$16,555	$12,853
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(1)Property and equipment for regions outside of the United States is not significant.
Defined Contribution Plan
The Company sponsors a qualified 401(k) retirement plan for its U.S. employees. The plan covers substantially all employees who have attained the age of 18. Participants may voluntarily contribute to the plan up to the maximum limits established by Internal Revenue Service regulations. For the years ended March 31, 2024, 2023 and 2022, the Company incurred $1.4 million, $1.7 million, and $1.7 million in matching contributions, respectively.
Recent Accounting Pronouncements Not Yet Adopted
In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires disclosure of incremental segment information on an annual and interim basis. ASU 2023-07 will be effective for our fiscal year beginning April 1, 2024, and interim periods within our fiscal year beginning April 1, 2025, with early adoption permitted and requires application on a fully retrospective basis. We are currently evaluating the impact of this standard on our financial statement disclosures.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires greater disaggregation of tax information in rate reconciliation and income taxes paid by jurisdiction. ASU 2023-09 will be effective for our fiscal year beginning April 1, 2025, with early adoption permitted. We are currently evaluating the impact of this standard on our financial statement disclosures.